INCOME TAXES Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
Income tax expense	$ 2,291		$ 0		$ 29,287	$ 0	$ 648	$ 0	$ 0
Deferred income taxes					27,813	$ 0
Collins Pipeline Company And T&M Terminal Company [Member]
Income Tax [Line Items]
Income tax expense	348				1,512
PBF Energy Limited [Member]
Income Tax [Line Items]
Current Income Tax Expense (Benefit)	(41)				(38)
Deferred income taxes	$ 1,902				$ 27,813
Restatement Adjustment [Member]
Income Tax [Line Items]
Income tax expense		$ 30,481
Deferred Tax Liabilities, Net		$ 30,481
Restatement Adjustment [Member] | Prior Period Error Correction [Member] | PBF Energy Limited [Member]
Income Tax [Line Items]
Current Income Tax Expense (Benefit)				$ 30,602
Deferred income taxes				121
Deferred Tax Liabilities, Net				30,602
Taxes Payable, Current				$ 121